Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000220930 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.40%	[1]
C000220930 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%	[1]
C000220930 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[1]
C000220930 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[1]
C000220930 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
C000220930 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
C000220930 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
C000220930 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[1]
C000220930 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[1]
C000220930 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[1]
C000220930 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000220930 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000220930 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000220930 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(21.80%)
C000220931 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.40%	[2]
C000220931 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%	[2]
C000220931 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[2]
C000220931 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[2]
C000220931 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[2]
C000220931 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[2]
C000220931 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[2]
C000220931 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[2]
C000220931 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[2]
C000220931 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[2]
C000220931 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000220931 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000220931 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000220931 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(21.80%)
C000220929 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.40%	[3]
C000220929 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%	[3]
C000220929 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[3]
C000220929 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[3]
C000220929 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[3]
C000220929 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[3]
C000220929 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[3]
C000220929 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[3]
C000220929 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[3]
C000220929 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[3]
C000220929 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000220929 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000220929 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000220929 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(21.80%)
C000220934 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[4]
C000220934 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.80%	[4]
C000220934 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[4]
C000220934 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%	[4]
C000220934 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[4]
C000220934 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[4]
C000220934 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[4]
C000220934 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[4]
C000220934 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[4]
C000220934 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[4]
C000220934 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000220934 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000220934 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000220934 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(35.00%)
C000220932 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[5]
C000220932 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.80%	[5]
C000220932 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[5]
C000220932 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%	[5]
C000220932 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[5]
C000220932 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[5]
C000220932 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[5]
C000220932 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[5]
C000220932 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[5]
C000220932 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[5]
C000220932 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000220932 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000220932 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000220932 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(35.00%)
C000220933 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[6]
C000220933 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.80%	[6]
C000220933 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[6]
C000220933 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%	[6]
C000220933 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[6]
C000220933 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[6]
C000220933 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[6]
C000220933 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[6]
C000220933 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[6]
C000220933 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[6]
C000220933 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000220933 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000220933 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
C000220933 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(35.00%)
C000220938 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%	[7]
C000220938 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%	[7]
C000220938 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[7]
C000220938 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[7]
C000220938 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[7]
C000220938 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[7]
C000220938 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[7]
C000220938 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[7]
C000220938 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[7]
C000220938 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[7]
C000220938 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000220938 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.70%
C000220938 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000220938 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.60%)
C000220939 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%	[8]
C000220939 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%	[8]
C000220939 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[8]
C000220939 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[8]
C000220939 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[8]
C000220939 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[8]
C000220939 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[8]
C000220939 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[8]
C000220939 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[8]
C000220939 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[8]
C000220939 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000220939 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.70%
C000220939 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000220939 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.60%)
C000220940 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%	[9]
C000220940 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%	[9]
C000220940 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[9]
C000220940 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[9]
C000220940 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[9]
C000220940 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[9]
C000220940 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[9]
C000220940 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[9]
C000220940 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[9]
C000220940 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[9]
C000220940 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000220940 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.70%
C000220940 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000220940 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.60%)
C000220941 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%	[10]
C000220941 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%	[10]
C000220941 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[10]
C000220941 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[10]
C000220941 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[10]
C000220941 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[10]
C000220941 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[10]
C000220941 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[10]
C000220941 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[10]
C000220941 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[10]
C000220941 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000220941 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.80%
C000220941 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000220941 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(20.00%)
C000220942 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%	[11]
C000220942 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%	[11]
C000220942 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[11]
C000220942 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[11]
C000220942 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[11]
C000220942 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[11]
C000220942 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[11]
C000220942 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[11]
C000220942 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[11]
C000220942 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[11]
C000220942 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000220942 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.80%
C000220942 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000220942 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(20.00%)
C000220943 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%	[12]
C000220943 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%	[12]
C000220943 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[12]
C000220943 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%	[12]
C000220943 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[12]
C000220943 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[12]
C000220943 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[12]
C000220943 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[12]
C000220943 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[12]
C000220943 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[12]
C000220943 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000220943 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.80%
C000220943 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000220943 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(20.00%)
C000220944 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%	[13]
C000220944 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.50%	[13]
C000220944 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[13]
C000220944 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[13]
C000220944 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[13]
C000220944 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[13]
C000220944 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[13]
C000220944 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[13]
C000220944 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[13]
C000220944 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[13]
C000220944 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000220944 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.00%
C000220944 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000220944 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(27.20%)
C000220946 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%	[14]
C000220946 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.50%	[14]
C000220946 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[14]
C000220946 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[14]
C000220946 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[14]
C000220946 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[14]
C000220946 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[14]
C000220946 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[14]
C000220946 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[14]
C000220946 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[14]
C000220946 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000220946 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.00%
C000220946 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000220946 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(27.20%)
C000220945 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%	[15]
C000220945 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.50%	[15]
C000220945 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[15]
C000220945 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[15]
C000220945 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[15]
C000220945 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[15]
C000220945 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[15]
C000220945 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[15]
C000220945 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[15]
C000220945 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[15]
C000220945 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000220945 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.00%
C000220945 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000220945 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(27.20%)
C000220948 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[16]
C000220948 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%	[16]
C000220948 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[16]
C000220948 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%	[16]
C000220948 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[16]
C000220948 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[16]
C000220948 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[16]
C000220948 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[16]
C000220948 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[16]
C000220948 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[16]
C000220948 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000220948 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.60%
C000220948 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000220948 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(24.00%)
C000220947 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[17]
C000220947 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%	[17]
C000220947 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[17]
C000220947 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%	[17]
C000220947 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[17]
C000220947 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[17]
C000220947 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[17]
C000220947 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[17]
C000220947 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[17]
C000220947 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[17]
C000220947 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000220947 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.60%
C000220947 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000220947 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(24.00%)
C000220949 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[18]
C000220949 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.40%	[18]
C000220949 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[18]
C000220949 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%	[18]
C000220949 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[18]
C000220949 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[18]
C000220949 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[18]
C000220949 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[18]
C000220949 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[18]
C000220949 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[18]
C000220949 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000220949 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.60%
C000220949 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000220949 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(24.00%)
C000220951 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[19]
C000220951 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.50%	[19]
C000220951 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[19]
C000220951 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%	[19]
C000220951 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[19]
C000220951 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[19]
C000220951 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[19]
C000220951 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[19]
C000220951 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[19]
C000220951 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[19]
C000220951 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000220951 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000220951 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000220951 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(26.00%)
C000220950 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[20]
C000220950 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.50%	[20]
C000220950 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[20]
C000220950 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%	[20]
C000220950 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[20]
C000220950 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[20]
C000220950 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[20]
C000220950 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[20]
C000220950 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[20]
C000220950 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[20]
C000220950 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000220950 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000220950 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000220950 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(26.00%)
C000220952 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[21]
C000220952 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.50%	[21]
C000220952 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[21]
C000220952 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%	[21]
C000220952 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[21]
C000220952 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[21]
C000220952 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[21]
C000220952 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[21]
C000220952 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[21]
C000220952 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[21]
C000220952 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000220952 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000220952 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000220952 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(26.00%)
C000220955 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[22]
C000220955 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%	[22]
C000220955 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[22]
C000220955 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%	[22]
C000220955 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[22]
C000220955 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[22]
C000220955 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[22]
C000220955 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[22]
C000220955 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[22]
C000220955 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[22]
C000220955 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220955 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000220955 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000220955 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(31.50%)
C000220953 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[23]
C000220953 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%	[23]
C000220953 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[23]
C000220953 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%	[23]
C000220953 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[23]
C000220953 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[23]
C000220953 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[23]
C000220953 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[23]
C000220953 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[23]
C000220953 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[23]
C000220953 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220953 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000220953 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000220953 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(31.50%)
C000220954 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[24]
C000220954 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%	[24]
C000220954 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[24]
C000220954 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%	[24]
C000220954 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[24]
C000220954 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[24]
C000220954 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[24]
C000220954 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[24]
C000220954 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[24]
C000220954 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[24]
C000220954 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220954 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000220954 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000220954 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(31.50%)
C000220956 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[25]
C000220956 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.80%	[25]
C000220956 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[25]
C000220956 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%	[25]
C000220956 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[25]
C000220956 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[25]
C000220956 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[25]
C000220956 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[25]
C000220956 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[25]
C000220956 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[25]
C000220956 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000220956 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000220956 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000220956 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(39.60%)
C000220958 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[26]
C000220958 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.80%	[26]
C000220958 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[26]
C000220958 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%	[26]
C000220958 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[26]
C000220958 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[26]
C000220958 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[26]
C000220958 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[26]
C000220958 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[26]
C000220958 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[26]
C000220958 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000220958 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000220958 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000220958 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(39.60%)
C000220957 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[27]
C000220957 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.80%	[27]
C000220957 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[27]
C000220957 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%	[27]
C000220957 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[27]
C000220957 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[27]
C000220957 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[27]
C000220957 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[27]
C000220957 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[27]
C000220957 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[27]
C000220957 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000220957 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000220957 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000220957 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(39.60%)
C000244506 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[28],[29],[30]
C000244506 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	59.30%	[28],[29],[31]
C000244506 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[28],[29]
C000244506 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[28],[29]
C000244506 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%	[28],[29]
C000244506 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[28],[29]
C000244506 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[28],[29]
C000244506 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[28],[29]
C000244506 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[28],[29]
C000244506 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[28],[29]
C000244506 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments		[28],[29],[32]
C000244506 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.80%	[28]
C000244506 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.80%	[28]
C000244506 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[28]
C000244506 [Member] | Non Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[28]
C000244506 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[28]
C000244506 [Member] | Foreign Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[28]
C000244506 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[28]
C000244506 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments		[28],[32]
C000244506 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments		[28],[32]
C000244506 [Member] | Capital Trust [Member]
Holdings [Line Items]
Percent of Total Investments		[28],[32]
C000244507 [Member] | N R [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[33],[34],[35]
C000244507 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	59.30%	[33],[34],[36]
C000244507 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[33],[34]
C000244507 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[33],[34]
C000244507 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%	[33],[34]
C000244507 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[33],[34]
C000244507 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[33],[34]
C000244507 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[33],[34]
C000244507 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[33],[34]
C000244507 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[33],[34]
C000244507 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments		[33],[34],[37]
C000244507 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.80%	[33]
C000244507 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.80%	[33]
C000244507 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[33]
C000244507 [Member] | Non Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[33]
C000244507 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[33]
C000244507 [Member] | Foreign Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[33]
C000244507 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[33]
C000244507 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments		[33],[37]
C000244507 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments		[33],[37]
C000244507 [Member] | Capital Trust [Member]
Holdings [Line Items]
Percent of Total Investments		[33],[37]
C000251817 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[38]
C000251817 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.70%	[38]
C000251817 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%	[38]
C000251817 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[38]
C000251817 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[38]
C000251817 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[38]
C000251817 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[38]
C000251817 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[38]
C000251817 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[38]
C000251817 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000251817 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000251817 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000251817 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000251818 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[39]
C000251818 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.70%	[39]
C000251818 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%	[39]
C000251818 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[39]
C000251818 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[39]
C000251818 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[39]
C000251818 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[39]
C000251818 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[39]
C000251818 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[39]
C000251818 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000251818 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000251818 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000251818 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000251819 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[40]
C000251819 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.70%	[40]
C000251819 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%	[40]
C000251819 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[40]
C000251819 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[40]
C000251819 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[40]
C000251819 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[40]
C000251819 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[40]
C000251819 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[40]
C000251819 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000251819 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000251819 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000251819 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)

[1]	Excludes short-term securities.
[2]	Excludes short-term securities.
[3]	Excludes short-term securities.
[4]	Excludes short-term securities.
[5]	Excludes short-term securities.
[6]	Excludes short-term securities.
[7]	Excludes short-term securities.
[8]	Excludes short-term securities.
[9]	Excludes short-term securities.
[10]	Excludes short-term securities.
[11]	Excludes short-term securities.
[12]	Excludes short-term securities.
[13]	Excludes short-term securities.
[14]	Excludes short-term securities.
[15]	Excludes short-term securities.
[16]	Excludes short-term securities.
[17]	Excludes short-term securities.
[18]	Excludes short-term securities.
[19]	Excludes short-term securities.
[20]	Excludes short-term securities.
[21]	Excludes short-term securities.
[22]	Excludes short-term securities.
[23]	Excludes short-term securities.
[24]	Excludes short-term securities.
[25]	Excludes short-term securities.
[26]	Excludes short-term securities.
[27]	Excludes short-term securities.
[28]	Excludes short-term securities, short investments and options, if any.
[29]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[30]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of October 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.
[31]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
[32]	Rounds to less than 0.1%.
[33]	Excludes short-term securities, short investments and options, if any.
[34]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[35]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of October 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.
[36]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
[37]	Rounds to less than 0.1%.
[38]	Excludes short-term securities.
[39]	Excludes short-term securities.
[40]	Excludes short-term securities.